Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Allowances for doubtful accounts receivable	$ 197	$ 201
Reserves for excess and obsolete inventory	148	158
Related-party notes payable, discount & issuance costs	619	0
Notes payable, discount & issuance costs	$ 619	$ 0
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	12,297,954	11,432,318
Common stock, shares outstanding	12,297,954	11,432,318